Consolidated statement of changes in equity (Parenthetical)	6 Months Ended
Jun. 30, 2022
GSK Group | CHHL2
Proportion of ownership interest in subsidiary	68.00%
Pfizer Group | CHHL2
Proportion of ownership interest in associate	32.00%